COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments
Years ending
2016	3,102
2017	2,277
2018	2,131
2019	178
2020 and thereafter	—